Summary of Significant Accounting Policies (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 20, 2019
Summary of Significant Accounting Policies (Details) [Line Items]
Doubtful accounts receivable	$ 545,939
Aggregated fair value warrants		$ 16,998
Allowance for accounts receivable	805,845	775,330
Due from third parties	479,940	39,446
Cash, FDIC insured amount	$ 250,000			$ 500
Percentage of residual value	5.00%
Financial guarantee services amounted	$ 330,096	651,341
Percentage of loan guarantee	1.00%
Guarantee fee commission percentage	50.00%
Provisions for financial guarantee services	$ 278,496
Provisions for financial guarantee services	(278,496)	57,417	$ 89,865
Unearned income	393,742	72,523
Total expenses	$ 126,231	131,949	$ 61,296
Value added tax rate	6.00%
Income tax benefits, percentage	50.00%			50.00%
Percentage of loan guarantee	1.00%
Guarantee fee commission percentage	50.00%
Related interests of guaranteed value	$ 27,220,000	$ 47,020,000.00
Cash	645,363
Restricted cash	$ 11,337,223
Total revenue percentage		10.00%
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Cash deposit of percentage	10.00%
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Cash deposit of percentage	20.00%
Two customers [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Total revenue percentage	10.00%			10.00%
Customer generated sales	3	2
Accounts Receivable [Member] | Two customers [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Total revenue percentage	10.00%			10.00%
Business Combination [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of acquisition					65.0177%